Income Taxes - Schedule of Deferred Tax Asset Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Book income before taxes, Tax	$ (498,047)	$ 484,650
Book income before taxes, Percentage	21.00%	21.00%
State taxes, net, Tax
State taxes, net, Percentage
Foreign taxes, net, Tax	$ 79,000
Foreign taxes, net, Percentage	(3.33%)
Meals and entertainment, Tax	$ 6,318	$ 1,369
Meals and entertainment, Percentage	(0.27%)	0.06%
Warrant income (expense), Tax	$ (34,583)	$ 28,640
Warrant income (expense), Percentage	1.46%	1.24%
Interest expense, Tax	$ 118,904	$ 240,013
Interest expense, Percentage	(5.01%)	10.40%
Change in valuation allowance, Tax	$ 413,104	$ (585,185)
Change in valuation allowance, Percentage	(17.42%)	(25.36%)
Change in estimate for prior year taxes, Tax	$ 15,304	$ (139,487)
Change in estimate for prior year taxes, Percentage	(0.65%)	(6.04%)
Total, Tax	$ 100,000	$ 30,000
Effective tax rate, Percentage	(4.22%)	1.30%